AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value, by Contractual Maturity, of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Due in one year or less	$ 1,636
Due after one year through five years	15,863
Due after five years through ten years	8,049
Due after ten years	17,536
Total	43,084
Total	53,651	$ 19,341
Fair Value
Due in one year or less	1,640
Due after one year through five years	15,917
Due after five years through ten years	8,063
Due after ten years	17,460
Total	43,080
Total	53,802
Residential mortgage-backed securities
Amortized Cost
Securities	1,288
Total	1,288	367
Fair Value
Securities	1,310
Commercial mortgage-backed securities
Amortized Cost
Securities	3,259
Total	3,259	750
Fair Value
Securities	3,320
Collateralized debt securities
Amortized Cost
Securities	6,020
Total	6,020	$ 1,311
Fair Value
Securities	$ 6,092